Intangible assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 7: —Intangible assets, net

Intangible assets, net consisted of the following as of:

	December 31,
	2021	2020
Developed technology	$41,133	$3,920
Capitalized internal-use software	5,857	4,596
Customer relationships	5,425	2,660
Creative relationships	4,252	-
Trade name	2,841	1,170
Courses	1,312	-
Workforce	1,250	1,250
	62,070	13,596
Less—accumulated amortization	(12,849)	(7,712)
	$49,221	$5,884

In connection with internal-use software, the Company capitalized $1,261, $577 and $ 1,014 for the years ended December 31, 2021, 2020 and 2019 respectively. The capitalized amount included share-based compensation of $247, $40 and 110 for the years ended December 31, 2021, 2020 and 2019, respectively.

Amortization expenses amounted to $5,137, $3,131and $2,651 for the years ended December 31, 2021, 2020 and 2019, respectively.

The estimated future amortization of intangible assets as of December 31, 2021 was as follows:

2022	$10,441
2023	8,713
2024	6,729
2025	6,206
2026 and thereafter	17,132
$49,221